Investment Strategy - Amplify Top 10(TM) Robotics ETF	Aug. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in Robotics Companies (as defined below). Amplify Investments LLC is the investment adviser to the Fund (“Amplify” or the “Adviser”) and Samsung Asset Management (New York), Inc., serves as the investment sub-adviser to the Fund (“Samsung” or the “Sub-Adviser”).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include common stocks and/or depositary receipts), or derivative instruments, such as swap agreements and options contracts, that provide exposure to Robotics Companies. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Sub-Adviser defines Robotics Companies as those constituents included in the Bloomberg Top 10 Momentum Robotics Index (the “Reference Index”). Under normal circumstances, the Fund expects to invest in each of the constituents included in the Reference Index. However, the Fund is not an index fund and will not seek to track or replicate the Reference Index. The Sub-Adviser may, in limited circumstances, invest in securities that are not included in the Reference Index, provided such investments are consistent with the Fund’s investment objective and policies or may divest a company included in the Reference Index. Such circumstances include the expectation by the Sub-Adviser that the company will be added to the Reference Index at its next scheduled quarterly reconstitution due to an initial public offering and the purchase or sale of companies in connection with spin-offs, mergers, acquisitions or other corporate actions. In addition, the Fund’s use of derivatives instruments may result in the increase or decrease to the Fund’s economic exposure to the companies in the Reference Index.

The Reference Index. The Reference Index is constructed to track the performance of companies focusing on factory, logistics, warehouse and surgical robotics automation utilizing data from Bloomberg Intelligence (“BI”). The Reference Index includes the top ten (10) companies that are part of the robotics ecosystem according to BI. Bloomberg Reference Index Services Limited (the “Reference Index Provider”) developed and maintains the Reference Index. The Reference Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser.

Reference Index Methodology.

The Reference Index universe begins with all securities that are members of the Bloomberg World Aggregate universe with (1) a minimum issuer free float market capitalization of $500 million; and (2) a minimum 90-day average daily value traded of $5 million. From this initial universe, a security must belong to the “Robotics” theme, as defined by BI. The Robotics theme includes companies involved in:

•        Robot Makers — Companies involved in the manufacturing and production of robotics automation.

•        Component Makers — Companies involved in the manufacturing and production of critical components for robotics automation.

Assignment of a security to the Robotics theme is based on BI’s fundamental, research-driven analysis of the issuer’s business activities. BI’s research analysts assign securities to the Robotics theme based on company disclosures, public filings, and BI’s independent research and industry expertise. For additional information regarding BI’s process for assigning securities, please see “Additional Information About the Fund’s Strategies and Risks.”

If a security belongs to one of the Robotics theme categories listed above, to be eligible for inclusion it must also belong to the “gold” tier as pursuant to the Bloomberg Thematic Protocol. A gold tier ranking pursuant to this protocol equates to a high exposure on both a revenue basis and a thematic basis to the Robotics theme through a “Revenue Assessment” and “Theme Assessment,” respectively. For additional information on the index tiering process of the Bloomberg Thematic Protocol, please see “Additional Information About the Fund’s Strategies and Risks.”

All securities that satisfy the eligibility requirements set forth above are eligible for inclusion. The eligible securities will be ranked according to their “Momentum Value,” which is designed as a measure of the trailing 6- or 3-month price momentum of the security. If a Momentum Value cannot be calculated using either the 6-month or 3-month period, the security will be deemed ineligible and removed from the eligible universe. The top ten (10) securities based on this ranking are selected for inclusion in the Reference Index. In the event of a tie in Momentum Values, the security with the higher issuer free float market capitalization shall be selected. If an issuer has multiple securities, then the security currently in the Reference Index will take precedence if it has met all other criteria for eligibility, otherwise, the security with the highest 90-day average daily value traded is eligible for inclusion in the Reference Index.

Weighting. The Reference Index employs a rank-based weighting methodology that takes into account each constituent security’s Momentum Value and “Intensity Score.” The Intensity Score is a security’s combined assessment value, which is a combination of the security’s Revenue Assessment and Theme Assessment, as determined pursuant to the Bloomberg Thematic Protocol. Each constituent security is assigned a “Composite Rank,” which is calculated as the equal-weighted average of the security’s percentile ranking for Momentum Value and Intensity Score. Higher momentum values receive higher Momentum Ranks, while lower Intensity Scores receive higher Intensity Ranks. The Reference Index is then weighted according to each constituent security’s normalized Composite Rank. A constituent security’s normalized Composite Rank is determined by dividing its Composite Rank by the sum of all constituent securities’ Composite Ranks, such that each security’s weight is proportional to its Composite Rank relative to the aggregate Composite Ranks of all Reference Index constituents.

The Reference Index is reconstituted and rebalanced quarterly in January, April, July, and October. Eligibility and selection of securities, as well as weighting of securities, is based on data as of the first Friday of the relevant month. The rebalancing and reconstitution of the Reference Index is announced on the second Friday of the relevant month and the reconstitution and rebalancing go effective after close of trading on the third Friday of the relevant month.

As of July 6, 2026, the Reference Index was comprised of 10 constituents and had significant exposure to the industrials sector and to companies operating in Japan.

The Fund expects to gain investment exposure to Robotics Companies primarily through a combination of direct investments in equity securities and the use of swap agreements. The Fund may enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Robotics Companies. The Fund’s use of swap agreements and other derivative instruments is designed to allow the Fund to gain efficient exposure to the Robotics Companies in circumstances where direct investment may be impractical or involve higher transaction costs, including as a result of local market access requirements, foreign ownership restrictions, tax considerations, or liquidity constraints. While the Sub-Adviser generally seeks to weight Fund holdings in a manner consistent with the Reference Index, the Sub-Adviser may vary the weightings of securities held by the Fund relative to the Reference Index, including in connection with IPOs or where the use of swap agreements presents operational or market challenges. In addition, the Fund may at times gain long exposure to Robotics Companies by purchasing deep in-the-money call option contracts. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. Deep in-the-money call options have strike prices significantly below the current market price of the underlying security.

The Fund may invest a portion of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Concentration and Diversification Status. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of identified industries, as the term “concentrate” is used in the 1940 Act, except to the extent the Reference Index concentrates in an industry or group of identified industries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include common stocks and/or depositary receipts), or derivative instruments, such as swap agreements and options contracts, that provide exposure to Robotics Companies.